Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Introduction (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) subsidiary companies	Jan. 01, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of reclassifications or changes in presentation [line items]
Number of subsidiaries | subsidiary	743
Number of other components | companies	170
Rate for which company is considered significant (in percentage)	5.00%
Financial liabilities at amortised cost	€ (1,423,858)		€ (1,349,169)	€ (1,248,188)
Liabilities under insurance or reinsurance contracts	€ 747		€ 770	€ 910
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Disclosure of reclassifications or changes in presentation [line items]
Financial liabilities at amortised cost		€ 16,025
Liabilities under insurance or reinsurance contracts		€ 16,025